Revenue - Contract liabilities are analyzed as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities
Advance payments received from customers for purchase of goods	¥ 283,832	¥ 262,412
Total contract liabilities	411,164	358,437	¥ 364,982
License fees
Contract liabilities
Deferred revenue related to	54,083	66,128
Others
Contract liabilities
Deferred revenue related to	¥ 73,249	¥ 29,897
Minimum
Contract liabilities
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	20.00%
Maximum
Contract liabilities
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	100.00%